Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,895,330
Previously Paid Amount	0.00
Total Fee Amount	5,233.35
Total Offset Amount	0.00
Net Fee	5,233.35
Narrative - Max Aggregate Offering Price	$ 37,895,330
Final Prospectus	true